Document and Entity Information	Jan. 10, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity File Number	0-8814
Entity Registrant Name	PURE CYCLE CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0705083
Entity Address State Or Province	CO
Entity Address, Address Line One	34501 East Quincy Avenue, Building 34, Box 10
Entity Address, City or Town	Watkins
Entity Address, Postal Zip Code	80137
City Area Code	303
Local Phone Number	292-3456
Title of 12(b) Security	Common Stock 1/3 of $.01 par value
Trading Symbol	PCYO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000276720
Amendment Flag	false